Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
14.	Trade and other receivables

	2022	2021
	£’000	£’000
Trade receivables	27,736	6,047
Other receivables	7,682	1,470
Prepayments and accrued income	11,293	7,691
	46,711	15,208

Included within prepayments and accrued income are amounts paid in advance for clinical trials that are expected to be received in services or repaid within 12 months.